Intangible Assets (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	$ 15,339,000		$ 15,339,000		$ 10,723,915	$ 10,723,915
Less: accumulated amortization	(6,893,000)		(6,893,000)		(6,219,507)	(5,320,959)
Total intangible assets	8,446,000		8,446,000		4,504,408	5,402,956
Amortization expense	200,000	$ 200,000	$ 700,000	$ 700,000	$ 898,548	3,385,613	$ 882,120
Accelerated amortization expense						2,479,029
Useful life of asset			10 years 6 months		13 years 2 months 12 days
Trade and Domain Names
Acquired Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	7,713,000		$ 7,713,000		$ 7,255,381	7,255,381
Less: accumulated amortization	(3,917,000)		(3,917,000)		(3,556,000)
Total intangible assets	3,796,000		$ 3,796,000		$ 3,699,000
Useful life of asset			14 years 3 months 18 days		15 years
Software Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	5,694,000		$ 5,694,000		$ 3,468,534	$ 3,468,534
Less: accumulated amortization	(2,976,000)		(2,976,000)		(2,663,000)
Total intangible assets	$ 2,718,000		$ 2,718,000		$ 806,000
Useful life of asset			7 years 8 months 12 days		9 years 4 months 24 days
Marketing Project
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life of asset					3 years